Cash, Loan and Dividend Restrictions (Details) - USD ($) $ / shares in Units, $ in Billions		12 Months Ended
	Jan. 26, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash, Loan and Dividend Restrictions [Line Items]
Average required reserve balance on deposits		$ 10.6	$ 12.9
Credit and non-credit transactions with all nonbank affiliates, maximum percent of bank capital and surplus		20.00%
Per share dividend amount requiring approval (in dollars per share)		$ 1.475	$ 1.35	$ 1.15
National And State Chartered Subsidiary Banks [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Additional dividends that could have been declared by national and state-chartered subsidiary bank/nonbank subsidiaries		$ 17.8
Nonbank Subsidiaries [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Additional dividends that could have been declared by national and state-chartered subsidiary bank/nonbank subsidiaries		$ 9.5
Credit and non-credit transactions with a single nonbank affiliate, maximum percent of bank capital and surplus [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Total capital ratio required to be well capitalized (not to exceed 10%)		10.00%
Subsequent Event [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Per share dividend amount requiring approval (in dollars per share)	$ 0.375